STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 5,000
Loss from operations	(5,000)
Open Market Subscription Agreement expense		$ (713,794)		$ (2,134,199)
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Basic weighted average shares outstanding (in shares)	1	1		1
Diluted weighted average shares outstanding (in shares)	1	1		1	759,814	751,568
Basic net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Diluted net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)	$ (48.16)	$ (31.50)